BUSINESS COMBINATION (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	May 18, 2011 USD ($)	Sep. 01, 2009 USD ($)	Sep. 01, 2009 CNY
Cash and cash equivalents		$ 11,597,787
Accounts receivable		8,325,504
Other receivables		486,028
Advances to suppliers		485,583
Inventories		536,125
Prepaid expenses		48,098
Property, plant and equipment		4,009,933
Intangible assets		1,957,253
Total identifiable assets acquired		27,446,311
Accounts payable		4,379,465
Deferred revenue		696,452
Accrued payroll and related expense		329,946
Income tax payable		2,284,070
Accrued liabilities		3,236,106
Deferred tax liabilities		553,432
Long-term bank loans		644,939
Total liabilities assumed		12,124,410
Net identifiable assets acquired		15,321,901
Goodwill	27,588,883	27,588,883		286,610
Net assets acquired		$ 42,910,784	$ 43,200,000	$ 294,422	2,000,000